Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Flexible Capital Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class A
Trading Symbol	CFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.98	9.41	6.83
Class A (including sales charges)	2.68	8.12	6.20
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

Columbia Flexible Capital Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class C
Trading Symbol	CFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	8.15	8.59	6.04
Class C (including sales charges)	7.15	8.59	6.04
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

Columbia Flexible Capital Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional Class
Trading Symbol	CFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.33	9.69	7.10
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

Columbia Flexible Capital Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CFXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.31	9.72	7.14
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

Columbia Flexible Capital Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CFCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	9.30	9.77	7.12
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

Columbia Flexible Capital Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class S
Trading Symbol	CFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49 (a)	0.75% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, AT&T, Inc., a telecommunications and technology services company, and Broadcom, Inc., a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the energy and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, Macy’s, Inc., a retail apparel company, and Albemarle Corp., a chemicals mining company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	9.18	9.45	6.85
Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	9.43	8.14	7.04
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,191,584,350
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 7,743,225
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,191,584,350
Total number of portfolio holdings	179
Management services fees (represents 0.63% of Fund average net assets)	$ 7,743,225
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net as
set
s. De
riva
tives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.2%
Boeing Co. (The) 10/15/2027 6.000%	1.1%
M&T Bank Corp.	1.0%
Minerva Merger Sub, Inc. 02/15/2030 6.500%	1.0%
U.S. Bancorp	1.0%
Corning, Inc.	1.0%
Clear Channel Outdoor Holdings, Inc. 04/15/2028 7.750%	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Fertitta Entertainment LLC/Finance Co., Inc. 01/15/2030 6.750%	1.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.